INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE—9        INCOME TAXES

The income (loss) before income taxes of the Company for the six months ended June 30, 2015 and 2014 were comprised of the following:

	For the six months ended June 30,
	2015	2014

Tax jurisdictions from:
– BVI	$171,613	$(110)
– Belize	199,669	—
– Malaysia	(35,166)	(37,396)
– Hong Kong	(32,400)	(1,946)
– The PRC	(7,633)	(8,320)

Income (loss) before income taxes	$296,083	$(47,772)

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. During the periods presented, the Company has subsidiaries that operate in BVI, Belize, Hong Kong, the PRC, and Malaysia that are subject to tax in the jurisdictions in which they operate, as follows:

British Virgin Islands

Under the current BVI law, GRBV is not subject to tax on income. For the six months ended June 30, 2014 and 2014, GRL incurred an operating income of $171,613 and operating loss of $110, respectively.

Belize

Under the current Laws of Belize, GFCL is registered as a Belizean International Business Corporation which is subject to 0%. For the six months ended June 30, 2015 and 2014, GFCL generated a net operating income of $199,669 and $0, respectively.

Hong Kong

GHL and GRL(HK) are subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 16.5% on its assessable income. For the six months ended June 30, 2015 and 2014, GHL and GRL(HK) incurred an aggregated operating loss of $32,400 and $1,946, respectively which can be carried forward indefinitely to offset its taxable income. The Company has provided for a full valuation allowance against the deferred tax assets of $9,484 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

The PRC

GMC(SZ) is subject to the Corporate Income Tax governed by the Income Tax Law of the People’s Republic of China with a unified statutory income tax rate of 25%. . For the six months ended June 30, 2015 and 2014, GMC(SZ) incurred an operating loss of $7,633 and $8,320, respectively which can be carried forward to offset its taxable income. The net operating loss carryforwards begin to expire in 2018, if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $9,840 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Malaysia

GRSB and GGASB are subject to the Malaysia Corporate Tax Laws at a progressive income tax rate starting from 20% on the assessable income for its tax year. For the six months ended June 30, 2015 and 2014, GRSB and GGASB incurred an aggregated operating loss of $35,166 and $37,396, respectively which can be carried forward indefinitely to offset its taxable income.. The Company has provided for a full valuation allowance against the deferred tax assets of $17,9244 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of June 30, 2014 and December 31, 2014:

	As of
	June 30, 2015	December 31, 2014
Deferred tax assets:
Net operating loss carryforwards
– Hong Kong	$9,484	$4,150
– The PRC	9,840	8,203
– Malaysia	17,924	15,480
	37,248	27,833
Less: valuation allowance	(37,248)	(27,833)

Deferred tax assets	$—	$—

Management believes that it is more likely than not that the deferred tax assets will not be fully realizable in the future. Accordingly, the Company provided for a full valuation allowance against its deferred tax assets of $37,248 as of June 30, 2015. During the six months ended June 30, 2015, the valuation allowance increased by $9,415, primarily relating to net operating loss carryforwards from the various tax regime.

9. INCOME TAXES

The income (loss) before income taxes of the Company for the years ended December 31, 2014 and 2013 were comprised of the following:

	For the year ended December 31,
	2014	2013

Tax jurisdictions from:
– BVI	$(187)	$(761)
– Belize	45,919	—
– Malaysia	(77,192)	(57,024)
– Hong Kong	(4,341)	(21,094)
– The PRC	(15,705)	(19,783)

Income (loss) before income taxes	$(51,506)	$(98,662)

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. During the periods presented, the Company has subsidiaries that operate in BVI, Belize, Hong Kong, the PRC, and Malaysia that are subject to tax in the jurisdictions in which they operate, as follows:

British Virgin Islands

Under the current BVI law, GRBV is not subject to tax on income. For the years ended December 31, 2014 and 2013, GRL incurred an operating loss of $187 and $761, respectively.

Belize

Under the current Laws of Belize, GFCL is registered as a Belizean International Business Corporation which is subject to 0%. For the years ended December 31, 2014 and 2013, GFCL generated a net operating income of $45,919 and $0, respectively.

Hong Kong

GHL and GRL(HK) are subject to Hong Kong Profits Tax, which is charged at the statutory income tax rate of 16.5% on its assessable income. For the years ended December 31, 2014 and 2013, GHL and GRL(HK) incurred an aggregated operating loss of $4,341 and $21,094, respectively which can be carried forward indefinitely to offset its taxable income. The Company has provided for a full valuation allowance against the deferred tax assets of $4,150 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

The PRC

GMC(SZ) is subject to the Corporate Income Tax governed by the Income Tax Law of the People’s Republic of China with a unified statutory income tax rate of 25%. For the years ended December 31, 2014 and 2013, GMC(SZ) incurred an operating loss of $15,705 and $19,783, respectively which can be carried forward to offset its taxable income. The net operating loss carryforwards begin to expire in 2018, if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $8,203 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

Malaysia

GRSB and GGASB are subject to the Malaysia Corporate Tax Laws at a progressive income tax rate starting from 20% on the assessable income for its tax year. For the years ended December 31, 2014 and 2013, GRSB and GGASB incurred an aggregated operating loss of $77,192 and $57,024, respectively which can be carried forward indefinitely to offset its taxable income. The Company has provided for a full valuation allowance against the deferred tax assets of $15,480 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of December 31, 2014 and 2013:

	As of December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards
– Hong Kong	$4,150	$3,471
– The PRC	8,203	5,010
– Malaysia	15,480	8,350
	27,833	16,831
Less: valuation allowance	(27,833)	(16,831)

Deferred tax assets	$—	$—

Management believes that it is more likely than not that the deferred tax assets will not be fully realizable in the future. Accordingly, the Company provided for a full valuation allowance against its deferred tax assets of $27,833 as of December 31, 2014. During the year ended December 31, 2014, the valuation allowance increased by $11,002, primarily relating to net operating loss carryforwards from the various tax regime.